OTHER CURRENT LIABILITIES (Notes)	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other Current Liabilities [Table Text Block]
OTHER CURRENT LIABILITIES

(in thousands of $)	2014	2013
Deferred revenue	20,594	17,888
Mark-to-market interest rate swaps valuation (see note 24)	15,222	15,119
Mark-to-market cross currency interest rate swaps valuation (see note 24)	56,639	16,804
Mark-to-market foreign exchange rate swaps valuation (see note 24)	16	—
Deferred credits from capital lease transactions (see note 23)	625	625
Other creditors	6,385	6,609
	99,481	57,045